Insurance Contract Liabilities and Investment Contract Liabilities - Impact of Method and Assumption Changes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	$ 273	$ 116
Mortality / Morbidity
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	(89)	113
Policyholder behaviour
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	219	207
Expenses
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	(202)	(28)
Investment returns
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	416	(10)
Model enhancements and other
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	$ (71)	$ (166)